PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

	Depreciation Method	Useful Life
Building	Straight Line	4 to 30 years
Machinery and equipment	Straight Line	2 to 7 years
Vehicles	Straight Line	3 to 5 years
Furniture and office equipment	Straight Line	2 to 10 years
Computer equipment and software	Straight Line	3 to 5 years
Land	Not depreciated	N/A

	Land, building, plant & equipment	Operating mine mineral interests(iv)(v)	Development projects and Exploration & evaluation	Total
Cost
At January 1, 2022	$2,015.8	$7,532.5	$3,652.2	$13,200.4
Additions	69.6	363.6	127.4	560.6
Reclassifications, transfers and other non-cash movements(ii)	61.1	(28.5)	15.0	47.6
Disposals	(86.6)	(4.4)	—	(91.0)
At December 31, 2022	$2,059.9	$7,863.2	$3,794.6	$13,717.6
Accumulated depletion, depreciation and amortization ("DDA") and impairment
At January 1, 2022	$(1,354.0)	$(4,298.4)	$(772.7)	$(6,425.2)
DDA	(134.5)	(326.8)	—	(461.3)
Impairments(iii)	(52.7)	(162.2)	(1,707.8)	(1,922.7)
Disposals	82.9	4.4	—	87.3
At December 31, 2022	$(1,458.3)	$(4,783.0)	$(2,480.5)	$(8,721.9)
Carrying amount, December 31, 2022	$601.6	$3,080.2	$1,314.1	$4,995.7

Amounts included above as at December 31, 2022
Assets under construction(i)	$13.7	$250.4	$153.4	$417.5
Assets not being depreciated	$—	$812.2	$1,314.1	$2,126.3

	Land, building, plant & equipment	Operating mine mineral interests(iv)(v)	Development projects and Exploration & evaluation	Total
Cost
At January 1, 2021	$1,912.4	$7,294.1	$3,475.1	$12,681.5
Additions	73.1	257.7	51.6	382.4
Reclassification, transfers and other non-cash movements(ii)	63.3	(19.2)	129.0	173.1
Disposals	(33.0)	(0.1)	(3.5)	(36.6)
At December 31, 2021	$2,015.8	$7,532.5	$3,652.2	$13,200.4
Accumulated depletion, depreciation and amortization ("DDA") and impairment
At January 1, 2021	$(1,258.6)	$(3,965.3)	$(772.7)	$(5,996.7)
DDA	(123.0)	(333.1)	—	(456.1)
Disposals	27.6	—	—	27.6
At December 31, 2021	$(1,354.0)	$(4,298.4)	$(772.7)	$(6,425.2)
Carrying amount, December 31, 2021	$661.8	$3,234.1	$2,879.5	$6,775.2

Amounts included above as at December 31, 2021
Assets under construction	$2.2	$120.5	$131.1	$253.8
Assets not being depreciated	$—	$690.0	$2,879.5	$3,569.5
(i)During 2022, the Company capitalized interest of $4.6 million (2021: $0.9 million) related to qualifying capital expenditures at its Canadian assets under construction at a weighted average capitalization rate of 6.8% (2021: 3.8%).
(ii)Reclassifications, transfers and other non-cash movements includes non-cash additions to PPE and changes in the environmental rehabilitation provision as per Note 28. Also included in 2021 is PPE acquired as part of the acquisition of Monarch Gold Corporation.
(iii)During the year ended December 31, 2022, the Company recognized an impairment charge on certain operating mines, development projects and exploration properties totalling $1,922.7 million. Refer to Note 13 for additional details.
(iv)At December 31, 2022, $478.9 million of E&E assets related to assets in production were included in operating mine mineral interests (December 31, 2021 - $495.1 million). During the year ended December 31, 2022, the Company impaired $1,699.1 million of E&E costs (2021: nil).
(v)At December 31, 2022, the carrying amount of stripping costs capitalized and included in mining properties was $38.8 million (December 31, 2021: $39.4 million).